UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  November 30, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2010

(Unaudited)

Iman Fund

IMAN FUND

January 18, 2011

Dear Shareholders,

Assalamu Alaykum (greetings of peace),

We are pleased to report that Iman Fund performed well in the six-month period ending November 30, 2010, gaining 14.62%. For the above period, Iman Fund handily outperformed relevant indexes including the Dow Jones Islamic Market USA Index (up 10.89%, without dividends), the Russell 3000 Growth Index  (up 13.31%), the S&P 500 Index (up 9.49%), and Morningstar Large Cap Growth Category (up 12.34%.)

We attribute our success to adhering to a disciplined methodology of research seeking to balance risk and reward, concentrating on quality companies, in addition to seeking special situations and stocks selling at attractive valuations. We benefited from our significant holdings in quality foreign companies, U.S. companies with substantial businesses overseas, and carefully selected emerging markets stocks. Overweighing gold, commodity, and information technology stocks and our measured exposure to mid- and small-caps (in our large cap fund) helped Iman Fund’s performance. The lack of exposure to financial stocks was a positive factor. Underweighting transportation detracted from performance.

Economic and Market Recap: Despite some volatility, the U.S. stock market managed considerable gains in the last six months. Better earnings reports and some merger activity caused increasing optimism. The year 2010 started with a decline in January followed by an upward trend as fears of the Great Depression dissipated. April witnessed a setback for equities attributed to the European debt crises and persisting high unemployment. The six-month reporting period ending November 30, 2010 was marked by U.S. equities regrouping in July and falling in August which was followed by a nice rally that continued through year-end. The market appears to have concluded that corporate earnings’ gains can be achieved despite lingering high unemployment. Fears of double dip recession gave away to predictions of better, though not strong, economic growth. Mid- and small-cap companies surged indicating more optimism and less concern with assuming risk. Your Fund was well positioned to benefit from these factors and gained well in this upward stock movement.

Looking forward, we believe that the Fund’s portfolio is well positioned for the prevailing economic climate. We reduced or sold some positions that performed quite well and reached full valuation in our opinion. We initiated or increased holdings in some stocks which lagged the market rally and, we believe, are likely to catch up. We are overweighed in international equities and have some positions in mid- and small-cap stocks that are undervalued as they are perceived to be more dependent on good economic growth.

We believe that a basic principle of successful investing is to invest for the long run; riding out the markets’ inevitable ups and downs rather than selling into panic or chasing the hottest fad. Patience could also afford the benefits of compounding, lower transaction cost, and reduced taxes. Diversification including geographic diversification by owning overseas and emerging markets stocks is of utmost importance.  Another principle is investing regularly, which can help lower the average cost of share purchases. Investing a fixed sum of money each month or quarter ensures that one won’t purchase all shares at market highs. This strategy — known as dollar cost averaging — takes out the “emotion” from investing, and helps shareholders avoid irrational panics. No strategy can eliminate risk, but adhering to these prudent principles could considerably decrease the impact of short-term declines as they lessen the possibility of missing out on the next upward movement.

While we are delighted with the Fund’s achievements in the last six months, we will not become complacent. We will continue to be vigilant in following market changes and look carefully for investment opportunities. We thank you for entrusting your hard-earned money with us. We promise to continue to work hard to prove worthy of your trust.

Bassam Osman
President, Iman Fund

Please refer to the following page for important information.

IMAN FUND

Past performance is not a guarantee of future results.

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of January 2011, are subject to change, and any forecasts made cannot be guaranteed.

Mutual Fund investing involves risk; principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Historically, the Advisor believes that the Islamic restrictions placed on the Fund have not adversely affected the Fund; however, it is possible that these restrictions may result in the Fund not performing as well as mutual funds not subject to such restrictions.  Investments in smaller companies involve additional risk, such as limited liquidity and greater volatility.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends. The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index. Correlation is a statistical measure of how two securities move in relation to each other.  Each Morningstar category average represents a universe of funds with similar investment objectives.

Diversification does not assure a profit or protect against loss in a declining market.

Dollar Cost Averaging involves continuous investment in securities regardless of fluctuating price levels of such securities.  The investor should consider his/her financial ability to continue purchases through periods of low price levels.  Such a plan does not assure a profit and does not protect against loss in declining markets.

IMAN FUND
EXPENSE EXAMPLE
November 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/10 - 11/30/10).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/10	11/30/10	6/1/10 - 11/30/10*

Actual	$1,000.00	$1,146.20	$9.09

Hypothetical (5% return before expenses)	1,000.00	1,016.60	8.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.69% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2010 (Unaudited)

IMAN FUND

Total Rate of Return
For the Period November 30, 2000 to November 30, 2010
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2000 and held through November 30, 2010.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure U.S. markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2010	Months	Year	Years	Years
Iman Fund	14.62%	12.66%	2.41%	(0.28)%
Dow Jones Islamic Market USA Index*	10.89%	8.15%	2.37%	(0.34)%
Russell 3000 Growth Index**	13.31%	15.19%	2.68%	(0.51)%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 98.3%

	AGRICULTURE, CONSTRUCTION
	& MINING MACHINERY
	MANUFACTURING - 0.4%
23,500	Newpark Resources, Inc. (a)	$134,420

	AIR FREIGHT & LOGISTICS - 0.7%
3,300	United Parcel Service, Inc. - Class B	231,429

	ARCHITECTURAL & STRUCTURAL
	METALS MANUFACTURING - 1.1%
5,500	Lincoln Electric Holdings, Inc.	339,130

	BASIC CHEMICAL
	MANUFACTURING - 0.4%
8,400	Calgon Carbon Corp. (a)	117,348

	BEVERAGE MANUFACTURING - 3.2%
9,400	The Coca Cola Co.	593,798
5,300	Coca-Cola Femsa, S.A.B.
	de C.V. - ADR (b)	429,194
		1,022,992
	BUILDING MATERIAL &
	SUPPLIES DEALERS - 0.5%
3,300	Fastenal Co.	176,616

	CLOTHING STORES - 0.4%
3,000	The TJX Companies, Inc.	136,830

	COMMERCIAL & SERVICE
	INDUSTRY MACHINERY
	MANUFACTURING - 0.4%
2,600	CANON INC. - ADR (b)	122,356

	COMMERCIAL SERVICES - 0.4%
4,200	Apollo Group, Inc. - Class A (a)	142,800

	COMMUNICATIONS EQUIPMENT
	MANUFACTURING - 2.5%
11,400	Cisco Systems, Inc. (a)	218,424
6,000	Plantronics, Inc.	214,620
4,500	QUALCOMM, Inc.	210,330
2,500	Research In Motion Ltd. (a)(b)	154,625
		797,999
	COMPUTER & PERIPHERAL
	EQUIPMENT MANUFACTURING - 4.5%
2,000	Apple Inc. (a)	622,300
21,900	Cray, Inc. (a)	156,366
12,300	Dell Inc. (a)	162,606
4,300	EMC Corp. (a)	92,407
17,500	Intermec Inc. (a)	197,925
1,500	International Business
	Machines Corp. (IBM)	212,190
		1,443,794
	COMPUTER SYSTEMS DESIGN
	& RELATED SERVICES - 1.8%
2,900	Accenture PLC - Class A (b)	125,628
7,100	Infosys Technologies Ltd. - ADR (b)	469,665
		595,293
	DATA PROCESSING, HOSTING
	& RELATED SERVICES - 1.3%
2,900	Automatic Data Processing, Inc.	129,253
3,900	Juniper Networks, Inc. (a)	132,678
10,300	Total System Services, Inc.	155,427
		417,358
	DRYCLEANING & LAUNDRY
	SERVICES - 0.3%
5,850	Healthcare Services Group, Inc.	93,190
	ELECTRICAL EQUIPMENT &
	COMPONENT MANUFACTURING - 1.9%
11,550	A.O. Smith Corp.	455,186
8,600	Corning Inc.	151,876
		607,062
	ELECTRONIC SHOPPING &
	MAIL-ORDER HOUSES - 1.5%
2,700	Amazon.com, Inc. (a)	473,580

	ELECTRONICS &
	APPLIANCE STORES - 0.7%
5,500	Best Buy Co., Inc.	234,960

	FOOD MANUFACTURING - 0.6%
3,500	Nestle S A - ADR (b)	191,555

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2010 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 98.3% (CONTINUED)

	FOOTWEAR MANUFACTURING - 1.1%
10,800	Wolverine World Wide, Inc.	$337,500

	FREIGHT TRANSPORTATION
	ARRANGEMENT - 0.4%
1,400	Expeditors International
	of Washington, Inc.	74,060
700	FedEx Corp.	63,784
		137,844
	FRUIT & VEGETABLE
	PRESERVING & SPECIALTY
	FOOD MANUFACTURING - 0.2%
1,200	Lancaster Colony Corp.	62,484

	GENERAL MERCHANDISE
	STORES - 0.3%
1,800	O’Reilly Automotive, Inc. (a)	108,324

	GENERAL PURPOSE MACHINERY
	MANUFACTURING - 0.8%
5,100	Illinois Tool Works Inc.	242,913

	HEALTH & PERSONAL
	CARE STORES - 0.5%
2,900	Express Scripts, Inc. (a)	151,061

	HEAVY & CIVIL ENGINEERING
	CONSTRUCTION - 1.9%
21,500	Chicago Bridge &
	Iron Co. N.V. (a)(b)	608,665

	HOME FURNISHINGS STORES - 0.4%
2,900	Bed Bath & Beyond, Inc. (a)	126,846

	INDUSTRIAL MACHINERY
	MANUFACTURING - 2.0%
25,100	Applied Materials, Inc.	311,993
9,700	ASML Holding N.V. -
	NY Reg. Shares - ADR (b)	316,511
		628,504
	INFORMATION SERVICES - 1.7%
1,000	Google Inc. (a)	555,710

	INTERNET &
	CATALOG RETAIL - 0.6%
6,500	eBay Inc. (a)	189,345

	LAND SUBDIVISION - 0.3%
5,400	The St. Joe Co. (a)	95,040

	MEDICAL EQUIPMENT &
	SUPPLIES MANUFACTURING - 5.6%
5,900	3M Co.	495,482
4,300	Baxter International Inc.	208,765
2,600	Becton, Dickinson & Co.	202,618
3,300	C.R. Bard, Inc.	280,005
33,900	OraSure Technologies, Inc. (a)	177,975
5,700	STERIS Corp.	196,137
2,900	Stryker Corp.	145,261
1,200	Varian Medical Systems, Inc. (a)	78,996
		1,785,239
	METAL ORE MINING - 9.8%
4,000	Agnico-Eagle Mines Ltd. (b)	322,840
8,100	Barrick Gold Corp. (b)	418,365
2,700	BHP Billiton Ltd. - ADR (b)	222,480
2,500	Compania de Minas
	Buenaventura S.A. - ADR (b)	126,600
18,600	Eldorado Gold Corp. (a)(b)	324,384
11,700	Ivanhoe Mines Ltd. (a)	283,140
6,100	Randgold Resources Ltd. - ADR (b)	573,766
3,500	Rio Tinto PLC - ADR (b)	224,455
5,100	Royal Gold, Inc.	262,752
2,100	Southern Copper Corp.	88,053
5,600	Vale SA - ADR (b)	177,408
9,400	Yamana Gold Inc. (b)	109,792
		3,134,035
	MOTOR VEHICLE PARTS
	MANUFACTURING - 0.7%
5,100	Lennox International Inc.	224,349

	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL &
	CONTROL INSTRUMENTS
	MANUFACTURING - 2.4%
2,742	Badger Meter, Inc.	116,316
4,100	Cognex Corp.	114,636

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2010 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 98.3% (CONTINUED)

	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL &
	CONTROL INSTRUMENTS
	MANUFACTURING - 2.4% (Continued)
5,700	Coherent, Inc. (a)	$235,467
6,900	Danaher Corp.	298,425
		764,844
	NONMETALLIC MINERAL
	MINING & QUARRYING - 1.2%
2,700	Potash Corp. of
	Saskatchewan Inc. (b)	388,125

	OIL & GAS EXTRACTION - 4.7%
1,200	EOG Resources, Inc.	106,740
6,300	Helmerich & Payne, Inc.	285,768
14,600	InterOil Corp. (a)(b)	1,108,578
		1,501,086
	OTHER CHEMICAL PRODUCT
	& PREPARATION
	MANUFACTURING - 0.9%
7,300	WD-40 Co.	285,357

	OTHER ELECTRICAL
	EQUIPMENT & COMPONENT
	MANUFACTURING - 2.3%
6,900	Emerson Electric Co.	379,983
9,200	GrafTech International Ltd. (a)	180,320
19,000	Power-One, Inc. (a)	179,550
		739,853
	OTHER GENERAL
	MERCHANDISE STORES - 0.8%
6,200	Tractor Supply Co.	263,314

	OTHER GENERAL
	PURPOSE MACHINERY
	MANUFACTURING - 2.3%
15,900	Aixtron AG - ADR (b)	487,494
7,000	Graco Inc.	251,720
		739,214
	OTHER INFORMATION
	SERVICES - 1.3%
1,300	Baidu, Inc. - ADR (a)(b)	136,747
18,400	Yahoo! Inc. (a)	290,168
		426,915
	OTHER PROFESSIONAL,
	SCIENTIFIC & TECHNICAL
	SERVICES - 0.3%
4,300	Ritchie Bros. Auctioneers Inc. (b)	86,086

	PETROLEUM & COAL
	PRODUCTS MANUFACTURING - 3.0%
5,000	Chevron Corp.	404,850
4,600	Exxon Mobil Corp.	319,976
3,500	Murphy Oil Corp.	236,320
		961,146
	PHARMACEUTICAL & MEDICINE
	MANUFACTURING - 9.4%
1,000	Allergan, Inc.	66,270
5,400	Ardea Biosciences, Inc. (a)	120,042
11,700	Bristol-Myers Squibb Co.	295,308
2,700	Dendreon Corp. (a)	96,498
800	Gen-Prob Inc. (a)	41,488
4,700	Johnson & Johnson	289,285
7,600	Impax Laboratories, Inc. (a)	136,040
2,600	Merck & Co., Inc.	89,622
9,400	Novartis AG - ADR (b)	502,054
4,700	Novo Nordisk A/S - ADR (b)	467,274
3,600	Salix Pharmaceuticals, Ltd. (a)	160,740
3,500	Shire PLC - ADR (b)	246,190
2,400	United Therapeutics Corp. (a)	151,032
13,100	Valeant Pharmaceuticals
	International (b)	338,897
		3,000,740
	PROFESSIONAL & COMMERCIAL
	EQUIPMENT & SUPPLIES
	MERCHANT WHOLESALERS - 1.3%
9,900	Covidien PLC (b)	416,493

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2010 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 98.3% (CONTINUED)

	SCIENTIFIC RESEARCH &
	DEVELOPMENT SERVICES - 2.1%
1,700	Alexion Pharmaceuticals, Inc. (a)	$129,965
5,100	Celgene Corp. (a)	302,838
4,600	Human Genome Sciences, Inc. (a)	112,838
7,800	Incyte Corp. (a)	113,178
		658,819
	SEMICONDUCTOR & OTHER
	ELECTRONIC COMPONENT
	MANUFACTURING - 5.2%
25,700	ARM Holdings plc - ADR (b)	481,875
6,800	Intel Corp.	143,616
26,200	Intersil Corp. - Class A	334,050
6,500	OSI Systems, Inc. (a)	226,655
14,800	Texas Instruments Inc.	470,640
		1,656,836
	SOAP, CLEANING COMPOUND
	& TOILET PREPARATION
	MANUFACTURING - 0.4%
1,700	Colgate-Palmolive Co.	130,135

	SOFTWARE PUBLISHERS - 2.5%
18,900	Microsoft Corp.	476,469
7,700	Oracle Corp.	208,208
2,200	SAP AG - ADR (b)	103,246
		787,923
	SUPPORT ACTIVITIES FOR
	AIR TRANSPORTATION - 1.1%
9,600	Grupo Aeroportuario del
	Pacifico SAB de CV - ADR (b)	366,144

	SUPPORT ACTIVITIES
	FOR MINING - 2.8%
11,000	Noble Corp. (b)	373,120
3,100	Oceaneering International, Inc. (a)	214,210
4,200	Schlumberger Ltd. (b)	324,828
		912,158
	SUPPORT ACTIVITIES FOR
	WATER TRANSPORTATION - 0.5%
3,100	Tidewater Inc.	152,179

	TEXTILES, APPAREL &
	LUXURY GOODS - 0.6%
2,100	Nike, Inc. - Class B	180,873

	WHOLESALE ELECTRONIC
	MARKETS & AGENTS
	& BROKERS - 0.8%
5,000	Genuine Parts Co.	240,700

	WIRED TELECOMMUNICATIONS
	CARRIERS - 3.5%
7,900	America Movil SAB de C.V. -
	Series L - ADR (b)	446,034
7,000	China Mobile Ltd. - ADR (b)	348,950
18,900	Turkcell Iletisim
	Hizmetleri AS - ADR (b)	322,056
		1,117,040
	TOTAL COMMON STOCKS
	(Cost $27,993,852)	31,442,551

PREFERRED STOCKS - 1.1%

	METAL ORE MINING - 1.1%
12,500	Vale SA - ADR (b)	354,875
	TOTAL PREFERRED STOCKS
	(Cost $289,440)	354,875
	Total Investments
	(Cost $28,283,292) - 99.4%	31,797,426
	Other Assets in Excess
	of Liabilities - 0.6%	177,674
	TOTAL NET ASSETS - 100.0%	$31,975,100

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $28,283,292)	$31,797,426
Cash	185,687
Income receivable	48,662
Receivable for capital shares sold	21,251
Other assets	12,290
Total Assets	32,065,316

Liabilities:
Payable to Advisor (note 3)	26,023
Payable for capital shares redeemed	25
Accrued expenses and other liabilities	64,168
Total Liabilities	90,216
Net Assets	$31,975,100

Net assets consist of:
Paid-in capital	$35,877,900
Accumulated net realized loss	(7,416,934)
Net unrealized appreciation on investments	3,514,134
Net Assets	$31,975,100

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	4,037,223
Net asset value, redemption price and offering price per share	$7.92

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2010 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $5,252)	$194,347
Total investment income	194,347

Expenses:
Advisory fees (note 3)	149,102
Administration fees	23,226
Transfer agent fees and expenses	20,522
Fund accounting fees	16,815
Legal fees	16,521
Federal and state registration fees	9,918
Audit fees	6,361
Reports to shareholders	4,703
Custody fees	4,062
Other expenses	963
Total expenses	252,193
Net investment loss	(57,846)

Realized and unrealized gain on investments:
Net realized gain on investments	693,635
Change in net unrealized appreciation/depreciation on investments	3,500,732
Realized and unrealized gain on investments	4,194,367
Net increase in net assets from operations	$4,136,521

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
From operations:
Net investment loss	$(57,846)	$(65,796)
Net realized gain on investments	693,635	4,619,813
Change in net unrealized appreciation/depreciation on investments	3,500,732	(399,158)
Net increase in net assets from operations	4,136,521	4,154,859

From capital share transactions:
Proceeds from sale of shares	1,227,370	2,037,191
Payments for shares redeemed	(1,102,058)	(3,195,289)
Net increase (decrease) in net assets from capital share transactions	125,312	(1,158,098)

Total increase in net assets	4,261,833	2,996,761

Net assets:
Beginning of period	27,713,267	24,716,506
End of period	$31,975,100	$27,713,267

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period

	Six Months
	Ended
	November 30,		Year Ended May 31,
	2010
	(Unaudited)		2010		2009		2008	2007	2006
Net asset value, beginning of period	$6.91		$5.92		$9.70		$8.84	$7.37	$6.97
Income (loss) from
investment operations:
Net investment loss(1)	(0.01)		(0.02)		(0.02)		(0.03)	(0.01)	(0.02)
Net realized and unrealized
gains (losses) on investments	1.02		1.01		(3.57)		0.90	1.48	0.43
Total from
investment operations	1.01		0.99		(3.59)		0.87	1.47	0.41
Less distributions paid:
From net investment income	—		—		—		—	—	(0.01)
From net realized
gain on investments	—		—		(0.19)		(0.01)	—	—
Total distributions paid	—		—		(0.19)		(0.01)	—	(0.01)
Net asset value, end of period	$7.92		$6.91		$5.92		$9.70	$8.84	$7.37
Total Return	14.62	%(3)	16.72%		(36.86)%		9.91%	19.95%	5.93%
Net assets at end of period (000’s)	$31,975		$27,713		$24,717		$43,137	$35,190	$26,800
Ratio of expenses to average net assets:
Before waiver and expense
reimbursement or recapture	1.69	%(4)	1.71%		1.72%		1.36%	1.52%	1.63%
After waiver and expense
reimbursement or recapture	1.69	%(2)(4)	1.71	%(2)	1.72	%(2)	1.42%	1.67%	1.57%
Ratio of net investment
income (loss) to average net assets:
Before expense
reimbursement or recapture	(0.39	)%(4)	(0.23)%		(0.33)%		(0.25)%	0.02%	(0.29)%
After expense
reimbursement or recapture	(0.39	)%(2)(4)	(0.23	)%(2)	(0.33	)%(2)	(0.31)%	(0.13)%	(0.23)%
Portfolio turnover rate	62.1	%(4)	177.5%		108.7%		138.7%	32.2%	0.9%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Effective October 1, 2008, the Fund no longer has an Expense Waiver Agreement in place.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2010 (Unaudited)

1.	Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc.  (“AAA” or the “Advisor”), a Delaware corporation, serves as investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose price the Fund’s Advisor anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Advisor in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the six months ended November 30, 2010.

•	Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2010

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2010 (Unaudited)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$31,442,551	$—	$—	$31,442,551
Preferred Stock	354,875	—	—	354,875
Total*	$31,797,426	$—	$—	$31,797,426

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). The Fund has adopted ASU 2010-06. The adoption of this Standard did not affect the Fund’s financial position or results of operations.

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. The Fund did not hold any Level 3 securities during the six months ended November 30, 2010.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2007 through May 31, 2010.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2010 (Unaudited)

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.   At May 31, 2010, the Fund had capital loss carryovers as follows:

Net Capital	Capital Loss
Loss Carryovers*	Carryover Expiration
$ 153,649	5/31/2017
7,834,622	5/31/2018

*	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryovers.

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$27,664,951
Gross tax unrealized appreciation	$1,624,747
Gross tax unrealized depreciation	(1,733,643)
Net tax unrealized depreciation	$(108,896)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	(7,988,271)
Total accumulated losses	$(8,097,167)

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

No distributions were paid for the six months ended November 30, 2010 and year ended May 31, 2010.

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subsequent Events:  In preparing these financial statements, management has evaluated subsequent events after November 30, 2010. There have been no significant subsequent events since November 30, 2010 that would require adjustment to or additional disclosure in these financial statements.

3.	Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

Effective October 1, 2006 through September 30, 2008, the Advisor contractually agreed to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.70% of average net assets.  Effective October 1, 2008, the Expense Waiver Agreement is no longer in place.

For the six months ended November 30, 2010, the Fund had advisory expenses of $149,102 and at November 30, 2010, the Fund had $26,023 payable to the Advisor.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).  Fees for such distribution services are paid to the Distributor by the Advisor.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2010 (Unaudited)

4.	Capital Share Transactions

Transactions in shares of the Fund for the six months ended November 30, 2010, were as follows:

	Amount	Shares
Shares sold	$1,227,370	177,501
Shares redeemed	(1,102,058)	(148,633)
Net increase in shares	$125,312	28,868
Shares Outstanding
Beginning of period		4,008,355
End of period		4,037,223

Transactions in shares of the Fund for the year ended May 31, 2010, were as follows:

	Amount	Shares
Shares sold	$2,037,191	295,988
Shares redeemed	(3,195,289)	(459,952)
Net decrease in shares	$(1,158,098)	(163,964)
Shares Outstanding
Beginning of year		4,172,319
End of year		4,008,355

5.	Securities Transactions

During the six months ended November 30, 2010, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $18,226,123 and $18,177,909, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2010, the North American Islamic Trust (“NAIT”) held 64% of the Fund. NAIT is the parent company of the Advisor.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2010

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”)

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Westlake, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
K&L Gates LLP
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 9, 2007.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By   /s/ Bassam Osam
Bassam Osman, President

Date   February 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Bassam Osman
Bassam Osman, President

Date   February 4, 2011

By   /s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date   February 4, 2011